Plan Interest In Master Trust - Summary of Net Assets of Master Trust and Plan's Interest in Master Trust (Details) - EBP 005 - USD ($)	Dec. 31, 2025	Dec. 31, 2024
EBP, Master Trust [Line Items]
Total investments	$ 513,832,375	$ 462,737,280
Receivables	12,294,226	11,613,710
NET ASSETS AVAILABLE FOR BENEFITS	525,890,617	474,349,797
Master Trust
EBP, Master Trust [Line Items]
Total investments	2,912,622,035	2,645,983,838
Receivables	1,395,917	4,942
Payables	(484,271)	(279,463)
NET ASSETS AVAILABLE FOR BENEFITS	2,913,533,681	2,645,709,317
Master Trust | Short-term Securities
EBP, Master Trust [Line Items]
Total investments	380,511,478	396,825,975
Master Trust | Common/Collective Trust Funds
EBP, Master Trust [Line Items]
Total investments	2,532,110,557	2,249,157,863
Plan's Interest in Master Trust
EBP, Master Trust [Line Items]
Total investments	263,251,319	236,087,873
Receivables	167,465	371
Payables	(36,236)	(20,972)
NET ASSETS AVAILABLE FOR BENEFITS	263,382,548	236,067,272
Plan's Interest in Master Trust | Short-term Securities
EBP, Master Trust [Line Items]
Total investments	28,471,814	29,779,661
Plan's Interest in Master Trust | Common/Collective Trust Funds
EBP, Master Trust [Line Items]
Total investments	$ 234,779,505	$ 206,308,212